UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21113
Constellation Institutional Portfolios
(Exact name of registrant as specified in charter)
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
(Address of principal executive offices)(Zip code)
Jill McGruder
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
(Name and address of agent for service)
registrant’s telephone number, including area code: (513) 362-8000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2007
(Unaudited)

CIP Sands Capital Institutional Growth Portfolio

CIP JSAM Large Cap Value Portfolio

CIP JSAM Value Portfolio

Investment Manager

Touchstone Advisors, Inc.

Investment Sub-Advisers

Sands Capital Management, LLC

JS Asset Management, LLC

Contents

1	Performance
2	Disclosure of Fund Expenses
3	Schedule of Investments
6	Financial Statements
10	Notes to Financial Statements
14	Shareholder Additional Information

Performance

Total Returns of the Constellation Institutional Portfolios
Through June 30, 2007

Current performance may be different than the performance data quoted. Please call (800) 304-2459 for the most recent month end performance information.

			(Annualized)
	Six	One	Since	Total Net
	Months	Year	Inception	Assets ($mil)

CIP Sands Capital Institutional Growth Portfolio*	6.94%	11.04%	7.28%	$1,359.1
Russell 1000 Growth Index	8.13%	19.04%	10.88%
Inception date: 1/21/05

CIP JSAM Large Cap Value Portfolio*	7.50%	23.58%	12.91%	$24.7
Russell 1000 Value Index	6.23%	21.87%	15.51%
Inception date: 6/20/05

CIP JSAM Value Portfolio*	8.87%	28.08%	13.90%	$52.4
Russell Midcap Value Index	8.69%	22.09%	17.69%
Inception date: 6/17/05

The Constellation Institutional Portfolios are distributed by Touchstone Securities, Inc., Cincinnati, OH 45202. The investor should consider the investment objectives, risks, charges and expenses before investing. This information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in the funds, can be obtained by calling (800) 304-2459. Read the prospectus carefully before investing. The performance data quoted represents past performance and the principal value, and the investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.

The performance in the above table does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. The indexes mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible.

*	Investing in non-diversified portfolios may increase volatility and expose the investor to greater risk of loss from a small number of holdings.

Constellation Institutional Portfolios 2007 Semi-Annual Report     1

Disclosure of Fund Expenses

Constellation Institutional Portfolios
Disclosure of Fund Expenses (unaudited)
For the Six Month Period January 1, 2007 to June 30, 2007

All mutual funds have operating expenses. As a shareholder of a Fund (i.e., a CIP Portfolio), you incur ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return:  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period shown, but that the expense ratio (in the “Expense Ratio” column) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports of other funds.

Note: Because the hypothetical return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	1/1/07	6/30/07	Ratios	Period (1)

CIP Sands Capital Institutional Growth Portfolio
Actual Fund Return	$1,000.00	$1,069.40	0.81%	$4.18
Hypothetical 5% Return	1,000.00	1,020.89	0.81%	4.08

CIP JSAM Large Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,075.00	0.75%	$3.88
Hypothetical 5% Return	1,000.00	1,021.19	0.75%	3.78

CIP JSAM Value Portfolio
Actual Fund Return	$1,000.00	$1,088.70	0.84%	$4.37
Hypothetical 5% Return	1,000.00	1,020.74	0.84%	4.23

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Constellation Institutional Portfolios 2007 Semi-Annual Report     2

Constellation Institutional Portfolios – Sands Capital Institutional Growth Portfolio

Schedule of Investments
June 30, 2007 (unaudited)

Sector Weightings+

Consumer Discretionary	9.29%
Consumer Staples	2.81%
Energy	8.09%
Financial Services	13.67%
Health Care	28.64%
Industrials	1.98%
Technology	30.30%
Telecommunication	5.22%

Total Investments	100.00%

+	As a percent of total investments

		Market
Shares		Value

COMMON STOCKS – 99.15%

CONSUMER DISCRETIONARY – 9.21%

1,616,500	Lowe’s Cos., Inc.	$49,610,385
2,880,400	Starbucks Corp.*	75,581,696

		125,192,081

CONSUMER STAPLES – 2.79%

869,900	Walgreen Co.	37,875,446

ENERGY – 8.02%

357,200	National Oilwell Varco, Inc.*	37,234,528
844,500	Schlumberger Ltd.	71,731,830

		108,966,358

FINANCIAL SERVICES – 13.56%

129,000	Chicago Mercantile Exchange Holdings, Inc. – Class A	68,932,440
468,900	IntercontinentalExchange, Inc.*	69,326,865
739,700	Moody’s Corp.	46,009,340

		184,268,645

HEALTH CARE – 28.39%

518,500	Abraxis BioScience, Inc.*	11,526,255
1,069,200	Allergan, Inc.	61,628,688
361,800	Cerner Corp.*	20,069,046
972,400	Genentech, Inc.*	73,571,784
926,300	Genzyme Corp.*	59,653,720
242,000	Intuitive Surgical, Inc.*	33,582,340
462,000	Patterson Cos., Inc.*	17,218,740
493,100	Stryker Corp.	31,109,679
677,500	Teva Pharmaceutical Industries Ltd. (ADR)	27,946,875
714,300	Varian Medical Systems, Inc.*	30,364,893
227,000	Zimmer Holdings, Inc.*	19,270,030

		385,942,050

INDUSTRIALS – 1.97%

647,500	Expeditors International Washington, Inc.	26,741,750

TECHNOLOGY – 30.04%

721,200	Apple, Inc.*	88,015,248
1,622,200	Broadcom Corp. – Class A*	47,449,350
262,700	Google, Inc. – Class A*	137,491,926
573,800	Iron Mountain, Inc.*	14,993,394
1,341,100	QUALCOMM, Inc.	58,190,329
558,800	Salesforce.com, Inc.*	23,950,168
1,407,900	Yahoo!, Inc.*	38,196,327

		408,286,742

TELECOMMUNICATION – 5.17%

1,134,900	America Movil S.A.B. de C.V. – Series L (ADR)	70,284,357

TOTAL COMMON STOCKS (cost $1,208,011,528)		1,347,557,429
OTHER ASSETS LESS LIABILITIES – 0.85%		11,521,085

NET ASSETS – 100.00%		$1,359,078,514

*	Non-income producing securities

ADR – American Depositary Receipt

Constellation Institutional Portfolios 2007 Semi-Annual Report     3

Constellation Institutional Portfolios – JSAM Large Cap Value Portfolio

Schedule of Investments
June 30, 2007 (unaudited)

Sector Weightings+

Consumer Discretionary	6.28%
Consumer Staples	3.32%
Energy	3.87%
Financial Services	37.09%
Health Care	4.13%
Industrials	9.57%
Materials and Processing	4.13%
Technology	20.18%
Telecommunication	4.45%
Utilities	6.98%

Total Investments	100.00%

+	As a percent of total investments

		Market
Shares		Value

COMMON STOCKS – 89.89%

CONSUMER DISCRETIONARY – 5.64%

30,000	D.R. Horton, Inc.	$597,900
29,300	Ford Motor Co.	276,006
23,200	Pulte Homes, Inc.	520,840

		1,394,746

CONSUMER STAPLES – 2.98%

3,100	Safeway, Inc.	105,493
27,400	Tyson Foods, Inc. – Class A	631,296

		736,789

ENERGY – 3.48%

17,800	Peabody Energy Corp.	861,164

FINANCIAL SERVICES – 33.34%

4,900	Capital One Financial Corp.	384,356
15,350	Citigroup, Inc.	787,302
35,300	Countrywide Financial Corp.	1,283,155
23,450	Fannie Mae	1,531,988
23,650	Freddie Mac	1,435,555
22,400	Genworth Financial, Inc. – Class A	770,560
4,800	JPMorgan Chase & Co.	232,560
4,900	MGIC Investment Corp.	278,614
37,200	W Holding Co., Inc.	98,208
33,800	Washington Mutual, Inc.	1,441,232

		8,243,530

HEALTH CARE – 3.71%

22,800	Sanofi-Aventis (ADR)	918,156

INDUSTRIALS – 8.61%

5,500	AMR Corp.*	144,925
5,800	General Electric Co.	222,024
24,600	Tyco International Ltd.*	831,234
22,900	UAL Corp.*	929,511

		2,127,694

MATERIALS & PROCESSING – 3.71%

312,150	Abitibi-Consolidated, Inc.*	917,721

TECHNOLOGY – 18.14%

87,600	Alcatel-Lucent (ADR)	1,226,400
53,410	AU Optronics Corp. (ADR)	918,652
108,600	BearingPoint, Inc.*	793,866
23,700	Dell, Inc.*	676,635
17,000	Motorola, Inc.	300,900
8,610	Nortel Networks Corp.*	207,070
115,700	Sanmina-SCI Corp.*	362,141

		4,485,664

TELECOMMUNICATION – 4.01%

47,800	Sprint Nextel Corp.	989,938

UTILITIES – 6.27%

11,400	Mirant Corp.*	486,210
39,500	Reliant Energy, Inc.*	1,064,525

		1,550,735

TOTAL COMMON STOCKS (cost $20,473,013)		22,226,137
OTHER ASSETS LESS LIABILITIES – 10.11%		2,499,207

NET ASSETS – 100.00%		$24,725,344

*	Non-income producing securities

ADR – American Depositary Receipt

4     Constellation Institutional Portfolios 2007 Semi-Annual Report

Constellation Institutional Portfolios – JSAM Value Portfolio

Schedule of Investments
June 30, 2007 (unaudited)

Sector Weightings+

Consumer Discretionary	16.30%
Consumer Staples	2.24%
Energy	5.16%
Financial Services	39.06%
Industrials	6.88%
Materials and Processing	7.82%
Technology	15.60%
Utilities	6.94%

Total Investments	100.00%

+	As a percent of total investments

		Market
Shares		Value

COMMON STOCKS – 73.12%

CONSUMER DISCRETIONARY – 11.91%

4,300	American Axle & Manufacturing Holdings, Inc.	$127,366
42,300	Building Materials Holding Corp.	600,237
42,000	Cavalier Homes, Inc.*	205,380
59,800	Champion Enterprises, Inc.*	587,834
6,000	Cooper Tire & Rubber Co.	165,720
50,700	D.R. Horton, Inc.	1,010,451
58,300	Fleetwood Enterprises, Inc.*	527,615
36,700	Furniture Brands International, Inc.	521,140
36,700	Hovnanian Enterprises, Inc. – Class A*	606,651
18,000	Libbey, Inc.	388,260
67,000	Pulte Homes, Inc.	1,504,150

		6,244,804

CONSUMER STAPLES – 1.64%

7,400	Pilgrim’s Pride Corp.	282,458
85,200	Spectrum Brands, Inc.*	576,804

		859,262

ENERGY – 3.77%

56,800	Arch Coal, Inc.	1,976,640

FINANCIAL SERVICES – 28.56%

31,300	American Equity Investment Life Holding Co.	378,104
174,200	American Home Mortgage Investment Corp.	3,201,796
75,100	Annaly Capital Management, Inc.	1,082,942
27,700	BankUnited Financial Corp. – Class A	555,939
19,900	Conseco, Inc.*	415,711
43,100	Countrywide Financial Corp.	1,566,685
27,600	Fannie Mae	1,803,108
33,000	Freddie Mac	2,003,100
25,200	Genworth Financial, Inc. – Class A	866,880
66,600	New York Community Bancorp, Inc.	1,133,532
38,200	Oriental Financial Group	416,762
585,800	W Holding Co., Inc.	1,546,512

		14,971,071

INDUSTRIALS – 5.03%

87,500	Airtran Holdings, Inc.*	955,500
5,200	Delta Air Lines, Inc.*	102,440
24,200	GenCorp, Inc.*	316,294
34,700	Hudson Highland Group, Inc.*	742,233
8,014	Learning Tree International, Inc.*	104,983
13,700	US Airways Group, Inc.*	414,699

		2,636,149

MATERIALS & PROCESSING – 5.72%

638,700	Abitibi-Consolidated, Inc.*	1,877,778
44,800	Bowater, Inc.	1,117,760

		2,995,538

TECHNOLOGY – 11.41%

104,200	Alcatel-Lucent (ADR)	1,458,800
49,100	Alliance Semiconductor Corp.*	245,500
52,500	AU Optronics Corp. (ADR)	903,000
249,100	BearingPoint, Inc.*	1,820,921
17,000	Dell, Inc.*	485,350
8,600	MasTec, Inc.*	136,052
27,400	Qimonda AG (ADR)*	423,330
161,400	Sanmina-SCI Corp.*	505,182

		5,978,135

UTILITIES – 5.08%

18,800	Mirant Corp.*	801,820
69,000	Reliant Energy, Inc.*	1,859,550

		2,661,370

TOTAL COMMON STOCKS (cost $37,934,996)		38,322,969
OTHER ASSETS LESS LIABILITIES – 26.88%		14,088,894

NET ASSETS – 100.00%		$52,411,863

*	Non-income producing securities

ADR – American Depositary Receipt

Constellation Institutional Portfolios 2007 Semi-Annual Report     5

Financial Statements

Constellation Institutional Portfolios
Statements of Assets and Liabilities
June 30, 2007 (unaudited)

	CIP Sands Capital	CIP JSAM
	Institutional	Large Cap	CIP JSAM
	Growth Portfolio	Value Portfolio	Value Portfolio

ASSETS
Investments in securities, at cost	$1,208,011,528	$20,473,013	$37,934,996

Investments in securities, at value	$1,347,557,429	$22,226,137	$38,322,969
Cash	11,096,706	2,582,806	1,257,927
Receivables:
Dividends and interest	205,507	36,822	19,546
Capital stock sold	3,348,910	5,170	40,061,935
Prepaid assets	32,461	4,827	3,317

TOTAL ASSETS	1,362,241,013	24,855,762	79,665,694

LIABILITIES
Payables:
Investments purchased	—	—	27,244,077
Capital stock redeemed	2,253,994	107,737	45
Unified management fee	908,505	15,076	8,647
Distribution payable	—	4,680	273
Miscellaneous payable	—	2,925	789

TOTAL LIABILITIES	3,162,499	130,418	27,253,831

NET ASSETS	$1,359,078,514	$24,725,344	$52,411,863

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	114,477,836	2,113,565	4,545,722

Net asset value, offering price and redemption price per share	$11.87	$11.70	$11.53

Net Assets Consist of:
Paid-in capital	$1,273,180,435	$21,248,566	$51,142,423
Accumulated net investment loss	(3,164,791)	(366)	(113)
Accumulated net realized gains (losses) on investments	(50,483,031)	1,724,020	881,580
Net unrealized appreciation on investments	139,545,901	1,753,124	387,973

NET ASSETS	$1,359,078,514	$24,725,344	$52,411,863

See accompanying notes to financial statements.

6     Constellation Institutional Portfolios 2007 Semi-Annual Report

Financial Statements

Constellation Institutional Portfolios
Statements of Operations
For the Six Months Ended June 30, 2007 (unaudited)

	CIP Sands Capital	CIP JSAM
	Institutional	Large Cap	CIP JSAM
	Growth Portfolio	Value Portfolio	Value Portfolio

INVESTMENT INCOME
Dividends (net of foreign taxes of $38,397, $6,827 and $1,247, respectively)	$2,146,355	$235,454	$114,123

EXPENSES
Unified management fee	5,115,329	83,407	45,613
Registration fees	35,045	3,985	1,990
Miscellaneous expenses	160,772	1,396	538

TOTAL EXPENSES	5,311,146	88,788	48,141

NET INVESTMENT INCOME (LOSS)	(3,164,791)	146,666	65,982

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	(7,932,872)	1,413,990	688,246
Net change in unrealized appreciation of investments	97,732,767	175,843	164,499

Net realized and unrealized gains (losses) on investments	89,799,895	1,589,833	852,745

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,635,104	$1,736,499	$918,727

See accompanying notes to financial statements.

Constellation Institutional Portfolios 2007 Semi-Annual Report     7

Financial Statements

Constellation Institutional Portfolios
Statements of Changes in Net Assets

	CIP Sands Capital		CIP JSAM
	Institutional		Large Cap		CIP JSAM
	Growth Portfolio		Value Portfolio		Value Portfolio

	For the Six	For the Year	For the Six	For the Year	For the Six	For the Year
	Months Ended	Ended	Months Ended	Ended	Months Ended	Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006	(unaudited)	2006	(unaudited)	2006

OPERATIONS
Net investment income (loss)	$(3,164,791)	$(4,449,143)	$146,666	$217,154	$65,982	$20,048
Net realized gains (losses) from security transactions	(7,932,872)	(41,457,857)	1,413,990	1,410,865	688,246	1,023,448
Net change in unrealized appreciation (depreciation) of investments	97,732,767	(2,489,784)	175,843	1,400,277	164,499	97,632

Net increase (decrease) in net assets	86,635,104	(48,396,784)	1,736,499	3,028,296	918,727	1,141,128

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	—	—	(147,208)	(217,086)	(66,095)	(20,116)
Distributions from realized gains	—	—	—	(1,204,832)	—	(939,440)

Total distributions to shareholders	—	—	(147,208)	(1,421,918)	(66,095)	(959,556)

CAPITAL SHARE TRANSACTIONS
(Dollar Activity)
Shares sold	201,616,423	912,543,690	2,473,648	6,337,199	41,548,015	3,183,262
Shares issued as reinvestment of distributions	—	—	139,699	1,337,168	65,652	954,889
Shares redeemed	(163,624,248)	(245,198,366)	(1,323,428)	(2,107,716)	(256,877)	(1,831,273)

Net increase in net assets derived from capital share tranactions	37,992,175	667,345,324	1,289,919	5,566,651	41,356,790	2,306,878

Total increase in net assets	124,627,279	618,948,540	2,879,210	7,173,029	42,209,422	2,488,450
NET ASSETS
Beginning of period	1,234,451,235	615,502,695	21,846,134	14,673,105	10,202,441	7,713,991

End of period	$1,359,078,514	$1,234,451,235	$24,725,344	$21,846,134	$52,411,863	$10,202,441

Undistributed Net Investment Income (Loss)	$(3,164,791)	$—	$(366)	$176	$(113)	$—

Transactions in capital stock were:
Shares sold	17,336,086	81,734,037	221,307	596,776	3,605,490	299,148
Shares issued as reinvestment of distributions	—	—	12,247	124,285	5,784	90,607
Shares redeemed	(14,070,314)	(22,725,835)	(115,184)	(198,237)	(23,591)	(178,523)

Net increase in shares outstanding	3,265,772	59,008,202	118,370	522,824	3,587,683	211,232

See accompanying notes to financial statements.

8     Constellation Institutional Portfolios 2007 Semi-Annual Report

Financial Statements

Constellation Institutional Portfolios
Financial Highlights
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CIP Sands Capital					CIP JSAM
	Institutional					Large Cap					CIP JSAM
	Growth Portfolio					Value Portfolio					Value Portfolio

	For the Six		For the Year	For the Period		For the Six		For the Year	For the Period		For the Six		For the Year	For the Period
	Months Ended		Ended	Ended		Months Ended		Ended	Ended		Months Ended		Ended	Ended
	June 30, 2007		December 31,	December 31,		June 30, 2007		December 31,	December 31,		June 30, 2007		December 31,	December 31,
	(unaudited)		2006	2005(1)		(unaudited)		2006	2005(2)		(unaudited)		2006	2005(3)

Net Asset Value, Beginning of Period	$11.10		$11.79	$10.00		$10.95		$9.97	$10.00		$10.65		$10.33	$10.00

Income from Investment Operations:
Net investment income (loss)	(0.03)		(0.04)	(0.02)		0.07		0.12	0.05		0.06		0.02	0.02
Net realized and unrealized gains (losses) on investments	0.80		(0.65)	1.81		0.75		1.59	0.09		0.88		1.45	0.45

Total from investment operations	0.77		(0.69)	1.79		0.82		1.71	0.14		0.94		1.47	0.47

Less Distributions:
Distributions from net investment income	—		—	—		(0.07)		(0.12)	(0.05)		(0.06)		(0.02)	(0.02)
Distributions from capital gains	—		—	—		—		(0.61)	(0.12)		—		(1.13)	(0.12)

Total distributions	—		—	—		(0.07)		(0.73)	(0.17)		(0.06)		(1.15)	(0.14)

Net Asset Value, End of Period	$11.87		$11.10	$11.79		$11.70		$10.95	$9.97		$11.53		$10.65	$10.33

Total Return	6.94	%**	(5.85)%	17.90	%**	7.50	%**	17.32%	1.43	%**	8.87	%**	14.35%	4.69	%**
Ratios/Supplemental Data
Net assets, end of period (000):	$1,359,079		$1,234,451	$615,503		$24,725		$21,846	$14,673		$52,412		$10,202	$7,714
Ratio of expenses to average net assets:	0.81	%*	0.80%	0.79	%*	0.75	%*	0.75%	0.71	%*	0.84	%*	0.90%	0.83	%*
Ratio of net investment income (loss) to average net assets:	(0.48	)%*	(0.44)%	(0.45	)%*	1.23	%*	1.18%	1.24	%*	1.16	%*	0.24%	0.34	%*
Portfolio turnover rate:	11.09	%**	28.44%	15.62	%**	32.02	%**	81.69%	44.74	%**	42.34	%**	88.07%	42.99	%**

(1)	Fund commenced operations on January 21, 2005.

(2)	Fund commenced operations on June 20, 2005.

(3)	Fund commenced operations on June 17, 2005.

*	Calculation is annualized.

**	Calculation is not annualized.
See accompanying notes to financial statements.

Constellation Institutional Portfolios 2007 Semi-Annual Report     9

Notes to Financial Statements

Constellation Institutional Portfolios
Notes to Financial Statements
June 30, 2007 (unaudited)

1.	ORGANIZATION

Constellation Institutional Portfolios (the “Trust”), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with three active portfolios, all of which are non-diversified. The financial statements included herein are those of the CIP Sands Capital Institutional Growth Portfolio, CIP JSAM Large Cap Value Portfolio and CIP JSAM Value Portfolio, each a “Fund” and collectively the “Funds”. The Funds commenced operations on January 21, 2005, June 20, 2005 and June 17, 2005, respectively.

The Funds are registered to offer one class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the class of shares currently being offered.

The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Trust’s business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Security Valuation – Investments in equity securities which are traded on a national exchange, other than on the NASDAQ national market system, are stated at the last quoted sales price, if readily available, for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the “NOCP”) instead of the last reported sales price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees.

Securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. For the period ended June 30, 2007, there were no securities fair-valued.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS

10     Constellation Institutional Portfolios 2007 Semi-Annual Report

Notes to Financial Statements

No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in nets assets for a fiscal period.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Net Asset Value Per Share – The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

Expenses – The Funds pay a unified management fee to the investment manager for providing or procuring advisory, administration and other services. The Investment Manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Funds will pay all state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

Dividends and Distributions – The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.	TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers of the Investment Manager, the Distributor (Touchstone Securities, Inc.) or the Sub-Administrator JPMorgan Chase Bank, N.A. (JPMorgan) (formerly Integrated Investment Services, Inc.) during the period ended June 30, 2007. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and the Investment Manager are permitted to operate in a “Manager-of-Managers” structure.

As of June 30, 2007, 77% of the JSAM Value Portfolio was owned by an affiliate.

4.	MANAGEMENT AGREEMENT

The Trust and Touchstone are parties to a management agreement under which Touchstone receives a fee, calculated daily and paid monthly, of 0.78%, 0.70% and 0.80% per annum of the average daily net assets of the CIP Sands Capital Institutional Growth Portfolio, CIP JSAM Large Cap Value Portfolio and CIP JSAM Value Portfolio, respectively. Under the management agreement, Touchstone continuously reviews, supervises and administers the Funds’ investment programs, subject to the supervision of and policies established by the Board of Trustees. Under the management agreement, Touchstone also provides administrative services to the Trust and pays all operating expenses on the Trust’s behalf, excluding BlueSky state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

Sands Capital Management, LLC, a SEC registered adviser, serves as the sub-adviser to the CIP Sands Capital Institutional Growth Portfolio and makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.

JS Asset Management, LLC (“JSAM”), a SEC registered adviser, serves as the sub-adviser to the CIP JSAM Value and CIP JSAM Large Cap Value Portfolios and makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines.

5.	OTHER SERVICE PROVIDERS

PFPC Inc. (“PFPC”) serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust. PFPC also serves as the sub-administrator and fund accounting agent to the Trust. JPMorgan also serves as a sub-administrator to the Trust under a sub-administration agreement with Touchstone. PFPC Trust Co. provides custodial services to the Trust.

Constellation Institutional Portfolios 2007 Semi-Annual Report     11

Notes to Financial Statements

Touchstone, not the Funds, compensates PFPC, PFPC Trust Co. and JPMorgan for their services.

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds of security sales, other than short-term investments, for the period ended June 30, 2007, were as follows:

Portfolio	Purchases	Sales

CIP Sands Capital Institutional Growth	$177,703,280	$142,363,288
CIP JSAM Large Cap Value	7,420,006	6,890,809
CIP JSAM Value	34,743,161	5,960,930

7.	FEDERAL INCOME TAXES

The Funds are classified as separate taxable entities for Federal income tax purposes. The Funds intend to continue to qualify as separate “Regulated Investment Companies” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve them from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The tax character of distributions paid during the period ended December 31, 2006 was as follows:

	CIP Sands
	Capital	CIP JSAM
	Institutional	Large Cap	CIP JSAM
	Growth	Value	Value

Ordinary Income (inclusive of short-term capital gains)	$—	$1,255,961	$861,982
Long-Term Capital Gains	—	165,957	97,574

Total Distributions Paid	$—	$1,421,918	$959,556

The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications will be made to the appropriate equity accounts in the period that the differences arise.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2006, the Sands Capital Institutional Growth Portfolio had capital loss carryforwards as follows:

	Capital Loss	Year of
	Carryforward	Expiration

CIP Sands Capital Institutional Growth	$8,645	2013
	38,737,401	2014

At December 31, 2006, the Components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	CIP Sands
	Capital	CIP JSAM
	Institutional	Large Cap	CIP JSAM
	Growth	Value	Value

Undistributed ordinary income	$—	$102,521	$249,217
Undistributed long-term gains	—	239,721	26,027
Capital loss carryforwards	(38,746,046)	—	—
Net unrealized appreciation	38,009,021	1,545,245	141,564

Total Distributable Earnings/(Accumulated Losses)	$(737,025)	$1,887,487	$416,808

The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year end.

At June 30, 2007, book cost of investments and gross unrealized appreciation and gross unrealized depreciation were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Portfolio	Book Cost	Appreciation	Depreciation	Appreciation

CIP Sands Capital Institutional Growth	$1,208,011,528	$205,326,443	$(65,780,542)	$139,545,901
CIP JSAM Large Cap Value	20,473,013	2,434,159	(681,035)	1,753,124
CIP JSAM Value	37,934,996	1,427,177	(1,039,204)	387,973

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning

12     Constellation Institutional Portfolios 2007 Semi-Annual Report

Notes to Financial Statements

after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has determined that the Funds have no uncertain tax positions as of June 30, 2007.

8.	CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ net asset value and magnified effect on the total return.

9.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Constellation Institutional Portfolios 2007 Semi-Annual Report     13

SHAREHOLDER ADDITIONAL INFORMATION

PROXY VOTING INFORMATION

The Funds’ Statement of Additional Information (“SAI”), which contains a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling 1-800-304-2459; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

14     Constellation Institutional Portfolios 2007 Semi-Annual Report

For More Information

Constellation Institutional Portfolios
303 Broadway
Suite 1100
Cincinnati, OH 45202

Investment Manager
Touchstone Advisors, Inc.
303 Broadway
Suite 1100
Cincinnati, OH 45202

Distributor
Touchstone Securities, Inc.
303 Broadway
Suite 1100
Cincinnati, OH 45202

Sub-Advisers
Sands Capital Management, LLC
1100 Wilson Boulevard
Suite 3050
Arlington, VA 22209

JS Asset Management, LLC
One Tower Bridge
100 Front Street, Suite 501
West Conshohocken, PA 19428

Sub-Administrator, Transfer Agent and
Fund Accounting Agent
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Ernst & Young LLP
312 Walnut Street
Cincinnati, OH 45202

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

Constellation Institutional Portfolios 2007 Semi-Annual Report

TSF-CIP-1105-SAR-0706
Constellation Institutional Portfolios 2007 Semi-Annual Report

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to Phillip R. Cox, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Constellation Institutional Portfolios

By (Signature and Title)*		/s/ Jill T. McGruder

Jill T. McGruder, President
(principal executive officer)

Date	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jill T. McGruder

Jill T. McGruder, President
(principal executive officer)

Date	August 28, 2007

By (Signature and Title)*		/s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Treasurer and Controller
(principal financial officer)

Date	August 28, 2007

*	Print the name and title of each signing officer under his or her signature.